[GRAPHIC]

February 28, 2003

--------------------------------------------------------------------------------
                                         Semiannual
       Oppenheimer                         Report
                                           ------
       Capital Appreciation Fund         Management
                                        Commentaries

--------------------------------------------------------------------------------

Fund Highlights
Performance Update
Investment Strategy Discussion
Financial Statements

"Over the long term, the Fund has produced a record of strong performance across a diverse range of market conditions. We continue to invest one company at a time, allocating the Fund's assets among a broadly diversified portfolio of stocks that we believe offer good prospects for growth at a reasonable price." 1

                                     [LOGO]
                              OppenheimerFunds(R)
                             The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Capital Appreciation Fund seeks capital appreciation.

Fund Highlight
The Fund's Class A shares are ranked in the top 40% of its peer group of Multi-Cap Growth funds for the one-year period ended February 28, 2003. Over the five- and 10-year periods, the Fund ranked in the top quartile, #28/171 and #10/49, respectively. 1

    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

31  Trustees and Officers

---------------------------------
Cumulative Total Returns*
          For the 6-Month Period
          Ended 2/28/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A    -6.64%      -12.01%
---------------------------------
Class B    -7.01       -11.66
---------------------------------
Class C    -7.02        -7.95
---------------------------------
Class N    -6.70        -7.63
---------------------------------
Class Y    -6.45
---------------------------------

Average Annual Total Returns*
          For the 1-Year Period
          Ended 2/28/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -23.48%      -27.88%
---------------------------------
Class B   -24.08       -27.88
---------------------------------
Class C   -24.05       -24.81
---------------------------------
Class N   -23.62       -24.39
---------------------------------
Class Y   -23.17

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #140/397 for the one-year period ended 2/28/03. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.
   In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds, and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.
   Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.
   We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.
   We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/S/ JOHN V. MURPHY
------------------
John V. Murphy
February 28, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

[PHOTO OF JOHN V. MURPHY]

John V. Murphy
President
Oppenheimer
Capital Appreciation Fund

1 | OPPENHEIMER CAPITAL APPRECIATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q
How would you characterize the Fund's performance during the six-month period that ended February 28, 2003?
A. The Fund delivered somewhat disappointing performance, suffering along with the overall market in response to geopolitical uncertainties and slow economic growth. However, we believe that these results represent short-term fluctuations, rather than long-term trends. Over the longer term, the Fund has produced a record of strong performance across a diverse range of market conditions, including periods of market strength, as well as market weakness. We remain confident that our disciplined, growth-at-a-reasonable-price investment strategy will continue to deliver the long-term results our investors have come to expect, while avoiding undue risk.

What made this such a difficult period?
Markets were battered during the period by conflicting economic and political forces. On the positive side, the U.S. economy showed signs of mild growth, and inflation and interest rates remained low. On the negative side, corporate capital spending remained weak, which inhibited growth in the areas of technology and manufacturing. Consumer sentiment declined as well, which hurt many consumer-related businesses. On balance, economic trends remained favorable, but geopolitical uncertainties related to the U.S.-led war on terrorism sapped investor confidence and led to high levels of volatility. Stocks rose and fell sharply in response to international political developments and fluctuating economic indicators, often without regard to company-specific business results. In general, stock prices climbed in October and November 2002 in anticipation of reinvigorated economic activity, then lost strength in early 2003 in the face of lackluster earnings and continuing concerns regarding the impending war with Iraq.

[SIDEBAR]
Portfolio Manager
Jane Putnam

2 | OPPENHEIMER CAPITAL APPRECIATION FUND

How did you manage the Fund in light of these conditions?
Throughout the period, our investment strategy remained consistently focused on seeking individual stocks that we believed offered good growth potential at a reasonable price. In light of gradually improving economic trends, we tended to find a slightly greater-than-average number of attractive investment opportunities in areas more likely to benefit from economic growth. War worries undermined the performance of some economically sensitive stocks, contributing to the Fund's disappointing results. However, the Fund's success in identifying good individual investments in a wide range of industry areas enabled us to outperform the S&P 500 Index, the Fund's benchmark index, during the period. 2
   The Fund enjoyed some of its best returns in the consumer discretionary area among media companies, such as Viacom, Inc., and Comcast Corp., that benefited from an improving business climate and increasing advertising revenue trends. 3 We also scored some successes in technology, where pent-up demand in areas of computer software and security led to improved earnings at leading companies, such as Microsoft Corp. Unfortunately, disappointing performance among, more cyclical areas, such as semiconductors, counterbalanced relatively good results in other areas of technology, leading to average performance in the area as a whole. The Fund also suffered disappointments among financial services companies, such as Citigroup, Inc., that were hurt by regulatory scrutiny and the slowdown in capital markets activity. Performance in the health care area proved mixed, with the positive impact of good individual stock selections undermined by the negative impact of the Fund's slightly underweight health care position.

2. The Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities, which had a six-month return of -7.28% for the period ended 2/28/03.
3. The Fund's holdings and allocations are subject to change.

3 | OPPENHEIMER CAPITAL APPRECIATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

What is your outlook over the coming months?
Looking ahead, we remain cautiously optimistic on prospects for the U.S. economy. Although war worries have acted as a brake on stock market advances, business fundamentals have firmed in many industries, and appear poised for recovery once geopolitical stabilization occurs. Broad economic indicators continue to show signs of gradual recovery, including improvements in industrial production and increases in manufacturing activity. At the same time, inflation and interest rates stand near historical lows, setting the stage for further business growth. As a result, we have slowly shifted the Fund's portfolio to emphasize stocks we believe are most likely to be among the earliest and strongest beneficiaries of improving economic fundamentals. For example, we currently hold a slightly greater percentage of stocks in the technology and consumer discretionary area than our benchmark index.
   At the same time, we remain fully committed to a balanced investment approach. We continue to maintain a significant exposure to defensive areas, such as consumer staples and health care. Most importantly, we continue to invest one company at a time, allocating the Fund's assets among a broadly diversified portfolio of stocks that we believe offer good prospects for growth at a reasonable price. It is this disciplined approach that has served our investors well in the past, and we believe makes Oppenheimer Capital Appreciation Fund a continuing part of The Right Way to Invest.

Average Annual Total Returns
with Sales Charge
For the Periods Ended 3/31/03 4

Class A
1-Year    5-Year    10-Year
-----------------------------
-30.87%   -1.95%    8.82%

Class B             Since
1-Year    5-Year    Inception
-----------------------------
-30.87%   -1.85%    7.40%

Class C             Since
1-Year    5-Year    Inception
-----------------------------
-27.92%   -1.54%    8.94%

Class N             Since
1-Year    5-Year    Inception
-----------------------------
-27.49%   N/A       -18.87%

Class Y             Since
1-Year    5-Year    Inception
-----------------------------
-26.37%   -0.42%    1.59%

Past performance does not guarantee future results.
4. See Notes on page 6 for further details.

4 | OPPENHEIMER CAPITAL APPRECIATION FUND

Sector Allocation 5
[PIE CHART]

o  Consumer
   Discretionary  30.1%
    Media         18.8
    Hotels,
    Restaurants
    & Leisure      4.3
    Multiline
    Retail         2.4
    Specialty
    Retail         1.6
    Automobiles    0.8
    Internet &
    Catalog Retail 0.7
    Household
    Durables       0.6
    Leisure
    Equipment
    & Products     0.6
    Textile &
    Apparel        0.3
o Information
  Technology      18.2
o Financials      15.1
o Health Care     12.4
o Consumer
  Staples          7.2
o Energy           7.1
o Industrials      4.4
o Materials        3.0
o Telecommuni-
  cation Services  1.4
o Utilities        1.1

Top Ten Common Stock Holdings 6
--------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg.                   4.0%
--------------------------------------------------------------
Microsoft Corp.                                          4.0
--------------------------------------------------------------
Viacom, Inc., Cl. B                                      3.6
--------------------------------------------------------------
Citigroup, Inc.                                          2.4
--------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                2.2
--------------------------------------------------------------
Pfizer, Inc.                                             2.0
--------------------------------------------------------------
AOL Time Warner, Inc.                                    1.9
--------------------------------------------------------------
Exxon Mobil Corp.                                        1.9
--------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                     1.7
--------------------------------------------------------------
International Business Machines Corp.                    1.7

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
--------------------------------------------------------------
Media                                                   17.3%
--------------------------------------------------------------
Diversified Financials                                   8.9
--------------------------------------------------------------
Software                                                 6.0
--------------------------------------------------------------
Oil & Gas                                                4.5
--------------------------------------------------------------
Pharmaceuticals                                          4.5

5. Portfolio's holdings and allocations are subject to change. Percentages are as of February 28, 2003, and are based on total market value of common stock.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of February 28, 2003, and are based on net assets.

5 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge. Class Y shares of the Fund were first publicly offered on 11/3/97.

Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

6 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                            Financial Statements
                                                                      Pages 8-28

7 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  February 28, 2003 / Unaudited

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
 Common Stocks--91.8%
------------------------------------------------------------------------
 Consumer Discretionary--27.7%
------------------------------------------------------------------------
 Automobiles--0.7%
 Harley-Davidson,
 Inc.                                 1,062,700          $   42,072,293
------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--4.0%
 Brinker International,
 Inc. 1                               1,331,200              36,900,864
------------------------------------------------------------------------
 Carnival Corp.                       3,630,200              83,385,694
------------------------------------------------------------------------
 International Game
 Technology 1                           332,700              26,143,566
------------------------------------------------------------------------
 Mandalay Resort
 Group 1                                548,000              13,831,520
------------------------------------------------------------------------
 Royal Caribbean
 Cruises Ltd.                         4,079,300              55,274,515
------------------------------------------------------------------------
 Starwood Hotels &
 Resorts Worldwide,
 Inc.                                   365,500               8,263,955
                                                         ---------------
                                                            223,800,114

------------------------------------------------------------------------
 Household Durables--0.5%
 Centex Corp.                           120,000               6,633,600
------------------------------------------------------------------------
 Ethan Allen Interiors,
 Inc.                                   775,170              22,534,192
                                                         ---------------
                                                             29,167,792

------------------------------------------------------------------------
 Internet & Catalog Retail--0.6%
 eBay, Inc. 1                           382,300              29,979,966
------------------------------------------------------------------------
 ValueVision Media,
 Inc., Cl. A 1                          376,400               4,426,464
                                                         ---------------
                                                             34,406,430

------------------------------------------------------------------------
 Leisure Equipment & Products--0.6%
 Mattel, Inc.                         1,553,200              33,114,224
------------------------------------------------------------------------
 Media--17.3%
 AOL Time Warner,
 Inc. 1                               9,316,000             105,457,120
------------------------------------------------------------------------
 Cablevision Systems
 New York Group,
 Cl. A 1                              1,314,300              23,381,397
------------------------------------------------------------------------
 Clear Channel
 Communications,
 Inc. 1                               2,238,030              81,710,475

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
 Media Continued
 Comcast Corp., Cl. A
 Special, Non-Vtg. 1                  8,082,250          $  227,030,403
------------------------------------------------------------------------
 Fox Entertainment
 Group, Inc.,
 A Shares 1                           1,233,300              32,966,109
------------------------------------------------------------------------
 Gannett Co., Inc.                      330,500              23,852,185
------------------------------------------------------------------------
 Gray Television, Inc.                  180,800               1,742,912
------------------------------------------------------------------------
 Hispanic Broadcasting
 Corp. 1                              1,054,225              22,180,894
------------------------------------------------------------------------
 McGraw-Hill Cos.,
 Inc. (The)                           1,236,900              69,563,256
------------------------------------------------------------------------
 New York Times Co.,
 Cl. A                                  882,200              40,987,012
------------------------------------------------------------------------
 News Corp.
 Ltd. (The),
 Sponsored ADR                        2,808,100              70,202,500
------------------------------------------------------------------------
 Omnicom Group,
 Inc.                                   873,800              46,293,924
------------------------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1                          880,000              21,797,600
------------------------------------------------------------------------
 Viacom, Inc.,
 Cl. B 1                              5,402,600             200,598,538
                                                         ---------------
                                                            967,764,325

------------------------------------------------------------------------
 Multiline Retail--2.2%
 Costco Wholesale
 Corp. 1                              1,408,500              42,987,420
------------------------------------------------------------------------
 Kohl's Corp. 1                         728,400              35,618,760
------------------------------------------------------------------------
 Target Corp.                         1,629,800              46,693,770
                                                         ---------------
                                                            125,299,950

------------------------------------------------------------------------
 Specialty Retail--1.5%
 Best Buy Co., Inc. 1                 1,041,300              30,270,591
------------------------------------------------------------------------
 Gap, Inc. (The)                      2,361,000              30,787,440
------------------------------------------------------------------------
 Gymboree Corp. 1                     1,025,400              13,207,152
------------------------------------------------------------------------
 Pier 1 Imports, Inc.                   473,100               7,555,407
                                                         ---------------
                                                             81,820,590

------------------------------------------------------------------------
 Textiles & Apparel--0.3%
 Nike, Inc., Cl. B                      373,100              17,300,647

8 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
 Consumer Staples--6.6%
------------------------------------------------------------------------
 Beverages--3.7%
 Anheuser-Busch
 Cos., Inc.                           2,687,700          $  124,978,050
------------------------------------------------------------------------
 PepsiCo, Inc.                        2,110,700              80,882,024
                                                         ---------------
                                                            205,860,074

------------------------------------------------------------------------
 Food & Drug Retailing--0.9%
 Safeway, Inc. 1                      1,118,900              22,254,921
------------------------------------------------------------------------
 Sysco Corp.                            965,300              26,178,936
                                                         ---------------
                                                             48,433,857

------------------------------------------------------------------------
 Food Products--1.5%
 Dean Foods Co. 1                       990,200              41,756,734
------------------------------------------------------------------------
 General Mills, Inc.                  1,025,300              43,954,611
                                                         ---------------
                                                             85,711,345

------------------------------------------------------------------------
 Personal Products--0.5%
 Avon Products, Inc.                    321,800              16,733,600
------------------------------------------------------------------------
 Estee Lauder Cos., Inc.
 (The), Cl. A                           474,160              13,300,188
                                                         ---------------
                                                             30,033,788

------------------------------------------------------------------------
 Energy--6.5%
------------------------------------------------------------------------
 Energy Equipment & Services--2.0%
 BJ Services Co. 1                    1,209,100              41,556,767
------------------------------------------------------------------------
 Halliburton Co.                        852,300              17,267,598
------------------------------------------------------------------------
 Nabors Industries
 Ltd. 1                                  77,500               3,072,875
------------------------------------------------------------------------
 Noble Corp. 1                          549,210              19,936,323
------------------------------------------------------------------------
 Rowan Cos., Inc.                       829,000              16,273,270
------------------------------------------------------------------------
 Varco International,
 Inc. 1                                 649,500              12,314,520
                                                         ---------------
                                                            110,421,353

------------------------------------------------------------------------
 Oil & Gas--4.5%
 ConocoPhillips                         548,400              27,803,880
------------------------------------------------------------------------
 Encana Corp.                         1,260,880              41,149,138
------------------------------------------------------------------------
 Exxon Mobil Corp.                    3,053,300             103,873,266
------------------------------------------------------------------------
 TotalFinaElf SA,
 Sponsored ADR                        1,250,700              82,233,525
                                                         ---------------
                                                            255,059,809

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
 Financials--13.8%
------------------------------------------------------------------------
 Banks--2.5%
 Bank of America
 Corp.                                  821,000          $   56,846,040
------------------------------------------------------------------------
 Bank One Corp.                       2,344,600              84,475,938
                                                         ---------------
                                                            141,321,978

------------------------------------------------------------------------
 Diversified Financials--8.9%
 American Express
 Co.                                  1,656,000              55,608,480
------------------------------------------------------------------------
 Citigroup, Inc.                      3,991,400             133,073,276
------------------------------------------------------------------------
 Countrywide Financial
 Corp.                                  211,600              11,297,324
------------------------------------------------------------------------
 Fannie Mae                             521,200              33,408,920
------------------------------------------------------------------------
 Freddie Mac                          1,342,600              73,373,090
------------------------------------------------------------------------
 Goldman Sachs Group,
 Inc. (The)                             424,900              29,509,305
------------------------------------------------------------------------
 J.P. Morgan Chase
 & Co.                                1,414,700              32,085,396
------------------------------------------------------------------------
 Merrill Lynch &
 Co., Inc.                              917,700              31,275,216
------------------------------------------------------------------------
 Morgan Stanley                       1,987,600              73,243,060
------------------------------------------------------------------------
 Schwab (Charles)
 Corp.                                3,432,000              27,112,800
                                                         ---------------
                                                            499,986,867

------------------------------------------------------------------------
 Insurance--2.0%
 American International
 Group, Inc.                          1,417,700              69,878,433
------------------------------------------------------------------------
 Everest Re Group
 Ltd.                                   237,200              12,666,480
------------------------------------------------------------------------
 St. Paul Cos., Inc.                    488,100              15,062,766
------------------------------------------------------------------------
 XL Capital Ltd.,
 Cl. A                                  222,800              15,805,432
                                                         ---------------
                                                            113,413,111

------------------------------------------------------------------------
 Real Estate--0.4%
 Host Marriott
 Corp. 1                              3,022,400              20,915,008
------------------------------------------------------------------------
 Health Care--11.3%
------------------------------------------------------------------------
 Biotechnology--2.5%
 Amgen, Inc. 1                        1,550,000              84,692,000
------------------------------------------------------------------------
 Genentech, Inc. 1                    1,030,700              36,445,552

9 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
------------------------------------------------------------------------
 Biotechnology Continued
 IDEC Pharmaceuticals
 Corp. 1                                 95,350          $    2,741,312
------------------------------------------------------------------------
 Serono SA,
 Sponsored ADR                        1,368,200              15,392,250
                                                         ---------------
                                                            139,271,114

------------------------------------------------------------------------
 Health Care Equipment & Supplies--3.0%
 Applera Corp./Applied
 Biosystems Group                     1,457,980              26,753,933
------------------------------------------------------------------------
 Becton, Dickinson
 & Co.                                  269,800               9,281,120
------------------------------------------------------------------------
 Guidant Corp. 1                        780,500              27,910,680
------------------------------------------------------------------------
 Medtronic, Inc.                      1,868,100              83,504,070
------------------------------------------------------------------------
 Millipore Corp. 1                      333,600              11,162,256
------------------------------------------------------------------------
 St. Jude Medical,
 Inc. 1                                  85,700               3,914,776
------------------------------------------------------------------------
 Steris Corp. 1                         297,300               7,506,825
                                                         ---------------
                                                            170,033,660

------------------------------------------------------------------------
 Health Care Providers & Services--1.3%
 Anthem, Inc. 1                         408,800              24,368,568
------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                          288,800               6,362,264
------------------------------------------------------------------------
 Covance, Inc. 1                      1,124,800              26,489,040
------------------------------------------------------------------------
 Lincare Holdings,
 Inc. 1                                 266,100               7,956,390
------------------------------------------------------------------------
 Quest Diagnostics,
 Inc. 1                                 208,200              10,984,632
                                                         ---------------
                                                             76,160,894

------------------------------------------------------------------------
 Pharmaceuticals--4.5%
 Abbott
 Laboratories                           991,200              35,306,544
------------------------------------------------------------------------
 Merck & Co., Inc.                      674,100              35,558,775
------------------------------------------------------------------------
 Perrigo Co.                          1,693,410              19,897,568
------------------------------------------------------------------------
 Pfizer, Inc.                         3,849,800             114,801,036
------------------------------------------------------------------------
 Teva Pharmaceutical
 Industries Ltd.,
 Sponsored ADR                        1,191,300              45,007,314
                                                         ---------------
                                                            250,571,237

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
 Industrials--4.0%
------------------------------------------------------------------------
 Aerospace & Defense--1.5%
 Boeing Co.                             382,400          $   10,538,944
------------------------------------------------------------------------
 Honeywell
 International, Inc.                  1,899,900              43,488,711
------------------------------------------------------------------------
 Northrop Grumman
 Corp.                                  379,600              32,911,320
                                                         ---------------
                                                             86,938,975

------------------------------------------------------------------------
 Commercial Services & Supplies--1.5%
 First Data Corp.                       972,520              33,697,818
------------------------------------------------------------------------
 Waste Management,
 Inc.                                 2,403,300              47,825,670
                                                         ---------------
                                                             81,523,488

------------------------------------------------------------------------
 Industrial Conglomerates--0.2%
 Tyco International
 Ltd.                                   772,479              11,432,689
------------------------------------------------------------------------
 Machinery--0.8%
 Dover Corp.                            432,300              11,032,296
------------------------------------------------------------------------
 Ingersoll-Rand Co.,
 Cl. A                                  900,400              35,520,780
                                                         ---------------
                                                             46,553,076

------------------------------------------------------------------------
 Information Technology--16.8%
------------------------------------------------------------------------
 Communications Equipment--3.3%
 Cisco Systems, Inc. 1                4,279,800              59,831,604
------------------------------------------------------------------------
 Lucent Technologies,
 Inc. 1                               6,320,700              10,365,948
------------------------------------------------------------------------
 Nokia Corp., Sponsored
 ADR, A Shares                        7,401,300              97,919,199
------------------------------------------------------------------------
 QUALCOMM, Inc. 1                       479,100              16,567,278
                                                         ---------------
                                                            184,684,029

------------------------------------------------------------------------
 Computers & Peripherals--2.6%
 Dell Computer
 Corp. 1                              1,841,000              49,633,360
------------------------------------------------------------------------
 International Business
 Machines Corp.                       1,214,100              94,639,095
------------------------------------------------------------------------
 Seagate Technology
 International, Inc.
 Escrow Shares 1,2                    1,000,000                      --
                                                         ---------------
                                                            144,272,455

10 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.9%
 Flextronics International
 Ltd. 1                               1,019,000          $    8,844,920
------------------------------------------------------------------------
 Sanmina-SCI Corp. 1                  4,725,800              20,320,940
 Vishay Intertechnology,
 Inc. 1                               1,882,400              19,012,240
                                                         ---------------
                                                             48,178,100

------------------------------------------------------------------------
 Internet Software & Services--0.1%
 WebEx
 Communications,
 Inc. 1                                 771,200               8,552,608
------------------------------------------------------------------------
 Semiconductor Equipment & Products--3.9%
 Analog Devices,
 Inc. 1                                 557,600              16,259,616
------------------------------------------------------------------------
 Cypress
 Semiconductor
 Corp. 1                              2,538,900              16,274,349
------------------------------------------------------------------------
 Intel Corp.                          4,514,000              77,866,500
------------------------------------------------------------------------
 International Rectifier
 Corp. 1                              1,161,500              25,959,525
------------------------------------------------------------------------
 Micron Technology,
 Inc. 1                               2,415,700              19,301,443
------------------------------------------------------------------------
 National Semiconductor
 Corp. 1                              1,286,600              22,039,458
------------------------------------------------------------------------
 RF Micro Devices,
 Inc. 1                               2,169,000              14,185,260
------------------------------------------------------------------------
 Texas Instruments,
 Inc.                                 1,247,400              20,893,950
------------------------------------------------------------------------
 Vitesse Semiconductor
 Corp. 1                              1,603,900               3,624,814
                                                         ---------------
                                                            216,404,915

------------------------------------------------------------------------
 Software--6.0%
 Cadence Design
 Systems, Inc. 1                      1,958,900              20,744,751
------------------------------------------------------------------------
 Electronic Arts, Inc. 1              1,049,630              55,420,464
------------------------------------------------------------------------
 Microsoft Corp.                      9,410,400             223,026,480
------------------------------------------------------------------------
 Peoplesoft, Inc. 1                     938,300              16,044,930
------------------------------------------------------------------------
 Reynolds & Reynolds
 Co., Cl. A                             124,900               3,053,805
------------------------------------------------------------------------
 SAP AG (Systeme,
 Anwendungen, Produkte
 in der Datenverarbeitung),
 Sponsored ADR                          914,100              19,104,690
                                                         ---------------
                                                            337,395,120

                                                           Market Value
                                         Shares              See Note 1
------------------------------------------------------------------------
 Materials--2.8%
------------------------------------------------------------------------
 Chemicals--2.1%
 Air Products &
 Chemicals, Inc.                        672,500      $       26,066,100
------------------------------------------------------------------------
 International Flavors &
 Fragrances, Inc.                     1,358,600              42,605,696
------------------------------------------------------------------------
 Praxair, Inc.                          922,300              48,743,555
                                                         ---------------
                                                            117,415,351

------------------------------------------------------------------------
 Paper & Forest Products--0.7%
 International Paper
 Co.                                  1,039,200              36,403,176
------------------------------------------------------------------------
 Telecommunication Services--1.3%
------------------------------------------------------------------------
 Diversified Telecommunication Services--0.6%
 Sprint Corp.
 (Fon Group)                            649,100               8,243,570
------------------------------------------------------------------------
 Telefonos de Mexico
 SA, Sponsored ADR                      923,400              26,843,238
                                                         ---------------
                                                             35,086,808

------------------------------------------------------------------------
 Wireless Telecommunication Services--0.7%
 AT&T Corp.                             903,100              16,743,474
------------------------------------------------------------------------
 Sprint Corp.
 (PCS Group) 1                          441,500               1,748,340
------------------------------------------------------------------------
 Vodafone Group plc,
 Sponsored ADR                        1,046,000              18,932,600
                                                         ---------------
                                                             37,424,414

------------------------------------------------------------------------
 Utilities--1.0%
------------------------------------------------------------------------
 Electric Utilities--0.4%
 Duke Energy Corp.                    1,693,900              22,884,589
------------------------------------------------------------------------
 Gas Utilities--0.5%
 Kinder Morgan
 Management LLC                         886,180              28,286,865
------------------------------------------------------------------------
 Water Utilities--0.1%
 Philadelphia Suburban
 Corp.                                  208,175               4,357,103
                                                         ---------------
 Total Common Stocks
 (Cost $6,654,998,572)                                    5,149,734,221

------------------------------------------------------------------------
Other Securities--0.5%
 Nasdaq-100 Unit
 Investment Trust 1
 (Cost $27,743,620)                   1,001,600              25,210,272

11 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                      Principal            Market Value
                                         Amount              See Note 1
------------------------------------------------------------------------
 Short-Term Notes--3.9%
 Barton Capital
 Corp.:
 1.26%, 3/19/03                     $23,980,000          $   23,964,893
 1.27%, 3/27/03                      30,000,000              29,972,483
 1.29%, 3/6/03                       20,000,000              19,996,500
------------------------------------------------------------------------
 New Center
 Asset Trust:
 1.24%, 3/18/03                      25,000,000              24,985,361
 1.27%, 3/12/03                      50,000,000              49,980,597
------------------------------------------------------------------------
 Sheffield
 Receivables Corp.:
 1.27%, 3/17/03                      41,890,000              41,866,356
 1.27%, 3/19/03                      30,000,000              29,980,950
                                                         ---------------
 Total Short-Term Notes
 (Cost $220,747,140)                                        220,747,140

------------------------------------------------------------------------
 Joint Repurchase Agreements--3.9%
 Undivided interest of 43.86% in joint
 repurchase agreement (Market Value
 $500,298,000) with DB Alex Brown LLC,
 1.31%, dated 2/28/03, to be repurchased
 at $219,451,954 on 3/3/03, collateralized
 by U.S. Treasury Bonds, 6.25%--7.50%,
 11/15/16--8/15/23, with a value of
 $511,094,634
 (Cost $219,428,000)                219,428,000             219,428,000

                                                           Market Value
                                                             See Note 1
------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $7,122,917,332)                    100.1%         $5,615,119,633
------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                           (0.1)             (6,158,897)
                                ----------------------------------------
 Net Assets                               100.0%         $5,608,960,736
                                ========================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

12 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 February 28, 2003
--------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $7,122,917,332)--see accompanying statement                      $ 5,615,119,633
--------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                  46,330,287
 Shares of beneficial interest sold                                                                 9,491,596
 Interest and dividends                                                                             5,857,465
 Other                                                                                                 65,694
                                                                                              ----------------
 Total assets                                                                                   5,676,864,675

--------------------------------------------------------------------------------------------------------------
 Liabilities
 Bank overdraft                                                                                     1,052,289
--------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                             51,347,033
 Shares of beneficial interest redeemed                                                            10,019,708
 Distribution and service plan fees                                                                 1,942,018
 Transfer and shareholder servicing agent fees                                                      1,522,502
 Trustees' compensation                                                                               941,944
 Shareholder reports                                                                                  639,226
 Other                                                                                                439,219
                                                                                              ----------------
 Total liabilities                                                                                 67,903,939

--------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                   $ 5,608,960,736
                                                                                              ================

--------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                   $       198,333
--------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                     7,917,652,447
--------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                   (6,301,586)
--------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                  (794,790,758)
--------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                 (1,507,797,700)
                                                                                               ---------------
 Net Assets                                                                                   $ 5,608,960,736
                                                                                              ================

13 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $3,358,034,492
 and 117,077,910 shares of beneficial interest outstanding)               $28.68
 Maximum offering price per share (net asset value plus sales
 charge of 5.75% of offering price)                                       $30.43
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $917,467,579
 and 34,075,658 shares of beneficial interest outstanding)                $26.92
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $422,155,257
 and 15,856,761 shares of beneficial interest outstanding)                $26.62
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $79,182,656
 and 2,773,253 shares of beneficial interest outstanding)                 $28.55
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
 share (based on net assets of $832,120,752 and 28,549,218
 shares of beneficial interest outstanding)                               $29.15


 See accompanying Notes to Financial Statements.

14 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended February 28, 2003
--------------------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $197,287)                                             $  27,533,849
--------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                 4,525,482
                                                                                                      --------------
 Total investment income                                                                                 32,059,331

--------------------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                         16,852,682
--------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                  4,124,219
 Class B                                                                                                  4,874,568
 Class C                                                                                                  2,144,243
 Class N                                                                                                    191,588
--------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                  4,886,534
 Class B                                                                                                  2,403,325
 Class C                                                                                                    730,708
 Class N                                                                                                     66,534
 Class Y                                                                                                    578,157
--------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                      1,200,600
--------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                     190,852
--------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                 25,043
--------------------------------------------------------------------------------------------------------------------
 Other                                                                                                       88,480
                                                                                                      --------------
 Total expenses                                                                                          38,357,533
 Less reduction to custodian expenses                                                                        (8,170)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B                           (846,842)
                                                                                                      --------------
 Net expenses                                                                                            37,502,521

--------------------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                                     (5,443,190)

--------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                                                           (449,798,320)
 Foreign currency transactions                                                                              132,291
                                                                                                      --------------
 Net realized loss                                                                                     (449,666,029)
--------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                                             49,699,376
 Translation of assets and liabilities denominated in foreign currencies                                  1,303,475
                                                                                                      --------------
 Net change                                                                                              51,002,851
                                                                                                      --------------
 Net realized and unrealized loss                                                                      (398,663,178)

--------------------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations                                                 $(404,106,368)
                                                                                                      ==============

 See accompanying Notes to Financial Statements.

15 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Six Months               Year
                                                                      Ended              Ended
                                                          February 28, 2003         August 31,
                                                                (Unaudited)               2002

----------------------------------------------------------------------------------------------
Operations
Net investment loss                                         $   (5,443,190)   $   (18,671,997)
----------------------------------------------------------------------------------------------

Net realized loss                                             (449,666,029)      (330,072,053)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            51,002,851     (1,276,143,258)
                                                            ----------------------------------
Net decrease in net assets resulting from operations          (404,106,368)    (1,624,887,308)

----------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A                                                               --          (78,925,210)
Class B                                                               --          (32,881,006)
Class C                                                               --          (12,072,075)
Class N                                                               --             (448,693)
Class Y                                                               --          (23,930,560)

----------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                        372,975,535      1,117,051,404
Class B                                                        (39,799,131)       155,846,095
Class C                                                          4,068,560        173,690,841
Class N                                                         12,473,689         78,890,789
Class Y                                                         27,031,586        178,600,006

----------------------------------------------------------------------------------------------
Net Assets
Total decrease                                                 (27,356,129)       (69,065,717)
----------------------------------------------------------------------------------------------
Beginning of period                                          5,636,316,865      5,705,382,582
                                                            ----------------------------------
End of period [including accumulated net investment loss
of $6,301,586 and $858,396, respectively]                   $5,608,960,736    $ 5,636,316,865
                                                            ==================================

 See accompanying Notes to Financial Statements.

16 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

                                                 Six Months                                                                 Year
                                                      Ended                                                                Ended
                                          February 28, 2003                                                           August 31,
 Class A                                        (Unaudited)          2002          2001          2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $30.72        $41.11        $62.12        $44.73       $32.53        $38.63
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          (.02)         (.09)          .10          (.02)        (.04)          .17
 Net realized and unrealized gain (loss)              (2.02)        (9.31)       (15.86)        20.63        14.87         (1.55)
                                                     ------------------------------------------------------------------------------
 Total from investment operations                     (2.04)        (9.40)       (15.76)        20.61        14.83         (1.38)
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    --            --            --            --         (.09)         (.15)
 Distributions from net realized gain                    --          (.99)        (5.25)        (3.22)       (2.54)        (4.57)
                                                     ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --          (.99)        (5.25)        (3.22)       (2.63)        (4.72)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $28.68        $30.72        $41.11        $62.12       $44.73        $32.53
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   (6.64)%      (23.48)%      (26.38)%       48.01%       47.36%        (4.06)%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period
 (in thousands)                                  $3,358,034    $3,219,391    $3,055,197    $3,648,961   $2,071,317    $1,233,958
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $3,454,447    $3,204,793    $3,255,995    $2,898,088   $1,788,774    $1,352,628
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                         (0.05)%       (0.15)%        0.28%         0.00%       (0.05)%        0.48%
 Expenses                                              1.17%         1.22%         1.03%         1.06%        1.04%         1.00% 3
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 16%           28%           46%           44%          59%           60%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six Months                                                                 Year
                                                      Ended                                                                Ended
                                          February 28, 2003                                                           August 31,
 Class B                                        (Unaudited)          2002          2001          2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $28.95        $39.09        $59.80        $43.48       $31.85        $38.07
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.15)         (.26)         (.07)         (.20)        (.21)         (.02)
 Net realized and unrealized gain (loss)              (1.88)        (8.89)       (15.39)        19.74        14.38         (1.62)
                                                    -------------------------------------------------------------------------------
 Total from investment operations                     (2.03)        (9.15)       (15.46)        19.54        14.17         (1.64)
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    --            --            --            --           --          (.01)
 Distributions from net realized gain                    --          (.99)        (5.25)        (3.22)       (2.54)        (4.57)
                                                    -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --          (.99)        (5.25)        (3.22)       (2.54)        (4.58)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $26.92        $28.95        $39.09        $59.80       $43.48        $31.85
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   (7.01)%      (24.07)%      (26.95)%       46.88%       46.20%        (4.86)%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)          $917,468    $1,029,322     1,242,098    $1,333,387     $531,625      $193,638
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $982,381    $1,221,005     1,265,753    $  922,480     $372,157      $132,908
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                  (0.85)%       (0.92)%       (0.48)%       (0.76)%      (0.86)%       (0.37)%
 Expenses                                              2.13%         1.99%         1.80%         1.83%        1.84%         1.81% 3
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                                 1.96%         1.99%         1.80%         1.83%        1.84%         1.81%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 16%           28%           46%           44%          59%           60%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

18 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                 Six Months                                                                 Year
                                                      Ended                                                                Ended
                                          February 28, 2003                                                           August 31,
 Class C                                        (Unaudited)          2002          2001          2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $28.63        $38.64        $59.19        $43.06       $31.57        $37.76
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.11)         (.11)         (.01)         (.18)        (.23)         (.03)
 Net realized and unrealized gain (loss)              (1.90)        (8.91)       (15.29)        19.53        14.26         (1.59)
                                                     ------------------------------------------------------------------------------
 Total from investment operations                     (2.01)        (9.02)       (15.30)        19.35        14.03         (1.62)
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    --            --            --            --           --            --
 Distributions from net realized gain                    --          (.99)        (5.25)        (3.22)       (2.54)        (4.57)
                                                     ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --          (.99)        (5.25)        (3.22)       (2.54)        (4.57)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $26.62        $28.63        $38.64        $59.19       $43.06        $31.57
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   (7.02)%      (24.01)%      (26.95)%       46.89%       46.16%        (4.84)%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)          $422,155      $450,989      $426,476      $402,442     $165,231       $76,058
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $443,350      $477,369      $400,009      $278,800     $126,443       $61,503
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                  (0.83)%       (0.87)%       (0.48)%       (0.76)%      (0.86)%       (0.36)%
 Expenses                                              1.95%         1.94%         1.80%         1.83%        1.85%         1.82% 3
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 16%           28%           46%           44%          59%           60%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six Months                        Year
                                                      Ended                       Ended
                                          February 28, 2003                  August 31,
 Class N                                        (Unaudited)          2002        2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $30.60        $41.05        $45.58
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.03)         (.07) 2       (.01)
 Net realized and unrealized loss                     (2.02)        (9.39) 2      (4.52)
                                                    -------------------------------------
 Total from investment operations                     (2.05)        (9.46)        (4.53)
-----------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    --            --            --
 Distributions from net realized gain                    --          (.99)           --
                                                    -------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --          (.99)           --
-----------------------------------------------------------------------------------------
 Net asset value, end of period                      $28.55        $30.60        $41.05
                                                    =====================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                   (6.70)%      (23.67)%       (9.94)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)           $79,183       $72,178        $6,791
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $77,307       $38,232        $3,173
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                  (0.19)%       (0.37)%       (0.11)%
 Expenses                                              1.31%         1.46%         1.36%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                 16%           28%           46%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                 Six Months                                                                 Year
                                                      Ended                                                                Ended
                                          February 28, 2003                                                           August 31,
 Class Y                                        (Unaudited)          2002          2001          2000         1999        1998 1
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $31.16        $41.55        $62.51        $44.81       $32.56        $40.15
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .04           .02 2         .27           .13          .13           .30
 Net realized and unrealized gain (loss)              (2.05)        (9.42) 2     (15.98)        20.79        14.85         (3.11)
                                                    -------------------------------------------------------------------------------
 Total from investment operations                     (2.01)        (9.40)       (15.71)        20.92        14.98         (2.81)
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    --            --            --            --         (.19)         (.21)
 Distributions from net realized gain                    --          (.99)        (5.25)        (3.22)       (2.54)        (4.57)
                                                    -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --          (.99)        (5.25)        (3.22)       (2.73)        (4.78)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $29.15        $31.16        $41.55        $62.51       $44.81        $32.56
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                   (6.45)%      (23.23)%      (26.12)%       48.64%       47.90%        (7.45)%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)          $832,121      $864,437    $  974,820    $1,295,087     $420,455      $180,512
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $865,485      $968,867    $1,095,575    $  855,270     $307,498      $139,050
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                 0.34%         0.17%         0.66%         0.45%        0.30%         0.75%
 Expenses                                              0.77%         0.89%         0.66%         0.64%        0.68%         0.69% 5
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 16%           28%           46%           44%          59%           60%

1. For the period from November 3, 1997 (inception of offering) to August 31, 1998.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

22 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of February 28, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $764,675,348. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of August 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010       $61,636,235

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2003, the Fund's projected benefit obligations were increased by $66,415 and payments of $24,982 were made to retired trustees, resulting in an accumulated liability of $899,864 as of February 28, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

23 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended February 28, 2003 and the year ended August 31, 2002 was as follows:

                                          Six Months Ended         Year Ended
                                         February 28, 2003    August 31, 2002
             ----------------------------------------------------------------
             Distributions paid from:
             Ordinary income                           $--       $         --
             Long-term capital gain                     --        148,257,544
             Return of capital                          --                 --
                                                       ----------------------
             Total                                     $--       $148,257,544
                                                       ======================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

24 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           Six Months Ended February 28, 2003                         Year Ended August 31, 2002
                                         Shares                        Amount                   Shares                    Amount
----------------------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                27,567,388                $  826,471,667               53,070,823            $1,905,539,371
 Dividends and/or
 distributions reinvested                    --                            --                1,755,869                72,763,164
 Redeemed                           (15,287,709)                 (453,496,132)             (24,347,868)             (861,251,131)
                                    ----------------------------------------------------------------------------------------------
 Net increase                        12,279,679                $  372,975,535               30,478,824            $1,117,051,404
                                    ==============================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                 3,375,111                $   95,384,548               12,282,673            $  436,416,730
 Dividends and/or
 distributions reinvested                    --                            --                  786,310                30,886,268
 Redeemed                            (4,853,509)                 (135,183,679)              (9,289,206)             (311,456,903)
                                    ----------------------------------------------------------------------------------------------
 Net increase (decrease)             (1,478,398)               $  (39,799,131)               3,779,777            $  155,846,095
                                    ==============================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                 2,597,598                $   72,731,119                8,394,929            $  291,814,714
 Dividends and/or
 distributions reinvested                    --                            --                  277,019                10,753,885
 Redeemed                            (2,495,688)                  (68,662,559)              (3,953,474)             (128,877,758)
                                    ----------------------------------------------------------------------------------------------
 Net increase                           101,910                $    4,068,560                4,718,474            $  173,690,841
                                    ==============================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                   794,794                $   23,776,598                2,573,390            $   92,009,980
 Dividends and/or
 distributions reinvested                    --                            --                   10,848                   448,566
 Redeemed                              (380,116)                  (11,302,909)                (391,091)              (13,567,757)
                                    ----------------------------------------------------------------------------------------------
 Net increase                           414,678                $   12,473,689                2,193,147            $   78,890,789
                                    ==============================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                 4,738,550                $  144,872,565               10,706,767            $  404,655,100
 Dividends and/or
 distributions reinvested                    --                            --                  557,609                23,369,417
 Redeemed                            (3,933,850)                 (117,840,979)              (6,979,040)             (249,424,511)
                                    ----------------------------------------------------------------------------------------------
 Net increase                           804,700                $   27,031,586                4,285,336            $  178,600,006
                                    ==============================================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2003, were $1,376,866,346 and $810,231,730, respectively.

25 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of aggregate net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, 0.54% of the next $4.0 billion, and 0.52% of aggregate net assets over $8.5 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate             Class A          Concessions        Concessions      Concessions       Concessions
                         Front-End           Front-End           on Class A         on Class B       on Class C        on Class N
                     Sales Charges       Sales Charges               Shares             Shares           Shares            Shares
 Six Months             on Class A         Retained by          Advanced by        Advanced by      Advanced by       Advanced by
 Ended                      Shares         Distributor        Distributor 1      Distributor 1    Distributor 1     Distributor 1
---------------------------------------------------------------------------------------------------------------------------------
 February 28, 2003      $3,477,654            $599,091           $1,455,413         $2,721,348         $545,943          $153,947

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                     Class A                Class B             Class C               Class N
                                  Contingent             Contingent          Contingent            Contingent
                                    Deferred               Deferred            Deferred              Deferred
                               Sales Charges          Sales Charges       Sales Charges         Sales Charges
                                 Retained by            Retained by         Retained by           Retained by
 Six Months Ended                Distributor            Distributor         Distributor           Distributor
--------------------------------------------------------------------------------------------------------------
 February 28, 2003                   $32,759             $1,731,971             $85,247              $146,939

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended February 28, 2003, payments under the Class A Plan totaled $4,124,219, all

26 | OPPENHEIMER CAPITAL APPRECIATION FUND of which were paid by the Distributor to recipients, and included $152,650 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended February 28, 2003, were as follows:

                                                                                            Distributor's
                                                                       Distributor's            Aggregate
                                                                           Aggregate         Unreimbursed
                                                                        Unreimbursed        Expenses as %
                          Total Payments        Amount Retained             Expenses        of Net Assets
                              Under Plan         by Distributor           Under Plan             of Class
-----------------------------------------------------------------------------------------------------------
 Class B Plan                 $4,874,568             $3,947,797          $28,067,055                 3.06%
 Class C Plan                  2,144,243                808,810            6,956,672                 1.65
 Class N Plan                    191,588                177,697            1,214,831                 1.53

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

27 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of February 28, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 28, 2003 was zero.

--------------------------------------------------------------------------------
 7. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002.
    The Fund had no borrowings through November 12, 2002.

28 | OPPENHEIMER CAPITAL APPRECIATION FUND

SHAREHOLDER MEETING  Unaudited

--------------------------------------------------------------------------------
 On November 22, 2002, the initial shareholder meeting was held at which shareholders elected all of the nominated Trustees and approved proposals 2(a)
 - 2(d), 2(f), 2(i) and 2(j), 3(a) - 3(d) and 4 as described in the Fund's proxy statement for the meeting. The initial meeting was adjourned until December 18, 2002 with respect to proposals 2(e), 2(g) and 2(h) in order to solicit additional votes. On December 18, 2002, shareholders approved proposals 2(e), 2(g) and 2(h) as described in the Trust's proxy statement for that meeting. The following is a report of the votes cast at the meetings:

--------------------------------------------------------------------------------
 (Proposal No. 1)

 1. The twelve* persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify:

 Nominee                             For          Withheld              Total
 Leon Levy*               94,011,274.662     3,463,642.662     97,474,917.324
 Donald W. Spiro          94,202,655.174     3,272,262.150     97,474,917.324
 John V. Murphy           94,039,849.423     3,435,067.901     97,474,917.324
 Robert G. Galli          94,304,895.405     3,170,021.919     97,474,917.324
 Phillip A. Griffiths     94,465,790.326     3,009,126.998     97,474,917.324
 Benjamin Lipstein        94,128,273.556     3,346,643.768     97,474,917.324
 Joel W. Motley           94,343,602.930     3,131,314.394     97,474,917.324
 Elizabeth B. Moynihan    94,248,413.333     3,226,503.991     97,474,917.324
 Kenneth A. Randall       94,317,230.179     3,157,687.145     97,474,917.324
 Edward V. Regan          94,331,204.164     3,143,713.160     97,474,917.324
 Russell S. Reynolds, Jr. 94,362,502.585     3,112,414.739     97,474,917.324
 Clayton K. Yeutter       94,256,885.508     3,218,031.816     97,474,917.324

 * Mr. Levy resigned from the Board of Trustees effective January 1, 2003.

                                                                 Broker
                  For         Against         Abstain         Non-Votes            Total
----------------------------------------------------------------------------------------
 (Proposal No. 2a-j)
 2(a). Eliminate the Fund's fundamental investment policy with respect to purchasing securities on margin:
       83,805,624.192   7,985,628.141   3,537,719.991     2,145,945.000   97,474,917.324
 2(b). Amend the Fund's fundamental investment policy with respect to investing in real estate:
       69,735,567.196  22,555,819.265   3,037,585.863     2,145,945.000   97,474,917.324
 2(c). Eliminate the Fund's fundamental investment policy with respect to purchasing securities of issuers in which officers or trustees have interest:
       81,373,425.919  10,293,106.872   3,662,439.533     2,145,945.000   97,474,917.324
 2(d). Eliminate the Fund's fundamental investment policy with respect to investing in oil, gas or other mineral exploration or development programs:
       68,071,702.221  23,679,735.814   3,577,534.289     2,145,945.000   97,474,917.324
 2(e). Eliminate the Fund's fundamental investment policy with respect to investing in a company for the purpose of acquiring control:
       69,011,000.925  25,027,274.195   3,762,695.884       983,116.000   98,784,087.004
 2(f). Replacement of the fundamental investment policy with respect to investing in other investment companies with a non-fundamental investment policy:
       85,647,032.724   6,061,944.189   3,619,995.411     2,145,945.000   97,474,917.324
 2(g). Amend the Fund's fundamental investment policy with respect to borrowing:
       67,603,572.411  26,626,207.596   3,571,190.997       983,116.000   98,784,087.004
 2(h). Eliminate the Fund's fundamental investment policy with respect to pledging or mortgaging assets:
       67,573,287.758  26,633,567.545   3,594,115.701       983,116.000   98,784,087.004
 2(i). Amend the Fund's fundamental investment policy with respect to lending:
       66,781,867.602  24,937,951.207   3,609,153.515     2,145,945.000   97,474,917.324

29 | OPPENHEIMER CAPITAL APPRECIATION FUND

SHAREHOLDER MEETING  Unaudited/Continued

                                                                 Broker
                  For         Against         Abstain         Non-Votes            Total
----------------------------------------------------------------------------------------
 2(j). Amend the Fund's fundamental investment policy with respect investing in commodities:
       66,809,144.418  24,964,978.386   3,554,849.520     2,145,945.000   97,474,917.324

----------------------------------------------------------------------------------------
 (Proposal No. 3a-d)
 3.    Approval authorizing the Fund's Trustees to adopt an Amended and Restated
       Declaration of Trust:
 (a)   Future amendments of the Declaration of Trust:
       67,157,257.198  23,541,858.835   4,629,856.291     2,145,945.000   97,474,917.324
 (b)   Reorganization of the Fund or its series or class:
       85,567,665.971   5,104,564.424   4,656,741.929     2,145,945.000   97,474,917.324
 (c)   Involuntary redemptions:
       84,268,992.778   6,112,107.112   4,947,872.434     2,145,945.000   97,474,917.324
 (d)   Other changes under the new Declaration of Trust:
       66,923,919.972  23,612,418.953   4,792,633.399     2,145,945.000   97,474,917.324

----------------------------------------------------------------------------------------
 (Proposal No. 4)
 4.    Approval of an Amended and Restated Class C 12b-1 Distribution and Service
       Plan and Agreement (Class C shareholders only):
        5,766,111.980     366,912.404     483,534.895     1,492,358.000    8,108,917.279

30 | OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
 Trustees and Officers     Clayton K. Yeutter, Chairman and Trustee
                           Donald W. Spiro, Vice Chairman and Trustee
                           John V. Murphy, President and Trustee
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Joel W. Motley, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Jane Putnam, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer

--------------------------------------------------------------------------------
 Investment Advisor        OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Distributor               OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors      KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel             Mayer Brown Rowe & Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

     (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

31 | OPPENHEIMER CAPITAL APPRECIATION FUND

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32 | OPPENHEIMER CAPITAL APPRECIATION FUND
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PhoneLink 1 and General Information
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transactions Representatives also available Mon-Fri 8am-9pm ET
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Ticker Symbols
Class A: OPTFX  Class B: OTGBX  Class C: OTFCX  Class N: OTCNX  Class Y: OTCYX


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RS0320.001.0203 April 29, 2003